Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

21.    EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Numerator:
Net income used in calculating earnings per share-basic and diluted	265,973,599	285,400,182	394,104,841	57,320,172
Denominator:
Weighted average number of Class A ordinary shares outstanding used in calculating basic and diluted earnings per share	48,635,252	48,635,252	62,860,578	62,860,578
Weighted average number of Class B ordinary shares outstanding used in calculating basic and diluted earnings per share	42,716,957	42,716,957	36,288,343	36,288,343
Allocation of undistributed earnings — basic and diluted:
To Class A Shares	141,602,409	151,944,981	249,863,114	36,341,083
To Class B Shares	124,371,190	133,455,201	144,241,727	20,979,089
Basic and diluted earnings per share:
To Class A Shares	2.91	3.12	3.97	0.58
To Class B Shares	2.91	3.12	3.97	0.58